Share Based Compensation	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share Based Compensation

10. Share Based Compensation

Prior to the Petition Date, the Company adopted certain plans which provide for the issuance of common stock in connection with the exercise of stock options and for other stock-based awards. AMR has granted stock compensation under three plans: the 1998 Long Term Incentive Plan (the 1998 Plan), the 2003 Employee Stock Incentive Plan (the 2003 Plan) and the 2009 Long Term Incentive Plan (the 2009 Plan). Collectively, the 1998 Plan and the 2009 Plan are referred to as the LTIP Plans.

The Company believes that all of its stock options could be cancelled as part of its emergence from Chapter 11. The following includes additional information about these plans as of December 31, 2012. No awards were made under the Company’s plans in 2012, and it is expected that no future awards will be made under these existing plans.

Under the LTIP Plans, officers and key people of AMR and its subsidiaries were granted certain types of stock or performance based awards. At December 31, 2012, the Company had stock option awards, stock appreciation right (SAR) awards, performance share awards, deferred share awards and other awards outstanding under these plans. The total number of common shares authorized for distribution under the 1998 Plan and the 2009 Plan is 23,700,000 and 4,000,000 shares, respectively. The 1998 Plan expired by its terms in 2008.

The Company established the 2003 Plan to provide equity awards to employees. Under the 2003 Plan, employees may be granted stock options, restricted stock and deferred stock. At December 31, 2012, the Company had stock options and deferred awards outstanding under this plan. The total number of shares authorized for distribution under the 2003 Plan is 42,680,000 shares.

In 2012, 2011 and 2010 the total charge for share-based compensation expense included in Wages, salaries and benefits expense was $29 million, $40 million and $53 million, respectively. In 2012, 2011 and 2010, the amount of cash used to settle equity instruments granted under share-based compensation plans was $0 million, $2 million and $2 million, respectively.

Stock Options/SARs During 2006, the AMR Board of Directors approved an amendment covering all of the outstanding stock options previously granted under the 1998 Plan. The amendment added to each of the outstanding options an additional SAR in tandem with each of the then outstanding stock options. The addition of the SAR did not impact the fair value of the stock options, but simply allowed the Company to settle the exercise of the option by issuing the net number of shares equal to the in-the-money value of the option. This amendment is estimated to make available enough shares to permit the Company to settle all outstanding performance and deferred share awards under the 1998 Plan in stock rather than cash.

Options/SARs granted under the LTIP Plans and the 2003 Plan are awarded with an exercise price equal to the fair market value of the stock on date of grant, become exercisable in equal annual installments over periods ranging from three to five years and expire no later than ten years from the date of grant. Expense for the options is recognized on a straight-line basis. The fair value of each award is estimated on the date of grant using the modified Black-Scholes option valuation model and the assumptions noted in the following table. Expected volatilities are based on implied volatilities from traded options on the Company’s stock, historical volatility of the Company’s stock, and other factors. The Company uses historical employee exercise data to estimate the expected term of awards granted used in the valuation model. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant. The dividend yield is assumed to be zero based on the Company’s history and expectation of not paying dividends.

	2012[1]	2011	2010
Expected volatility	—%	73.5% to 75.4%	74.4% to 75.9%
Expected term (in years)	—	4.0	4.0
Risk-free rate	—%	0.90% to 2.11%	1.18% to 2.58%
Annual forfeiture rate	—%	10.0%	10.0%

[1]	No options/SARs were granted in 2012.

A summary of stock option/SARs activity under the LTIP Plans and the 2003 Plan as of December 31, 2012, and changes during the year then ended is presented below:

	LTIP Plans		The 2003 Plan
	Options/SARs	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Outstanding at January 1	13,809,841	$10.31	13,082,905	$5.66
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited or Expired	(2,539,779)	17.22	(403,549)	9.02

Outstanding at December 31	11,270,062	$8.75	12,679,356	$5.55

Exercisable at December 31	6,611,656	$10.44	12,679,356	$5.55

Weighted Average Remaining Contractual Term of Options Outstanding (in years)	6.3		0.4

Aggregate Intrinsic Value of Options Outstanding	$—		$—

There is no intrinsic value of vested options/SARs at December 31, 2012. The weighted-average grant date fair value of options/SARs granted during 2011 and 2010 was $3.59 and $3.97, respectively. The total intrinsic value of options/SARs exercised 2011 and 2010 was less than $1 million and $1 million, respectively.

A summary of the status of the Company’s non-vested options/SARs under all plans as of December 31, 2012, and changes during the year ended December 31, 2012, is presented below:

	Options/SARs	Weighted Average Grant Date Fair Value
Outstanding at January 1	7,468,019	$3.59
Granted	—	—
Vested	(2,022,036)	3.89
Forfeited	(787,577)	3.54

Outstanding at December 31	4,658,406	$3.47

As of December 31, 2012, there was $6 million of total unrecognized compensation cost related to non-vested stock options/SARs granted under the LTIP Plans and the 2003 Plan that is expected to be recognized over a weighted-average period of 2.5 years. The total fair value of stock options/SARs vested during the years ended December 31, 2012, 2011 and 2010, was $5 million, $7 million and $11 million, respectively.

The Company received no cash from exercise of stock options for the year ended December 31, 2012 and received $1 million for the years ended December 31, 2011 and 2010. No tax benefit was realized as a result of stock options/SARs exercised in 2012 due to the tax valuation allowance discussed in Note 9.

Performance Share Awards Performance share awards are granted under the LTIP Plans, generally vest pursuant to a three year measurement period and are settled on the vesting date. The number of awards ultimately issued under performance share awards is contingent on AMR’s relative stock price performance compared to certain of its competitors over a three year period and can range from zero to 175 percent of the awards granted. The fair value of performance awards is calculated by multiplying the stock price on the date of grant by the expected payout percentage and the number of shares granted.

Activity during 2012 for performance awards accounted for as equity awards was:

	Awards	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1	6,341,695
Granted	—
Settled	—
Forfeited or Expired	(197,695)

Outstanding at December 31	6,144,000	0.2	$4,915,200

The aggregate intrinsic value represents the Company’s current estimate of the number of shares (6,144,000 shares at December 31, 2012) that will ultimately be distributed for outstanding awards computed using the market value of the Company’s common stock at December 31, 2012. The weighted-average grant date fair value per share of performance share awards granted during 2011 and 2010 was $6.58 and $7.01, respectively. As of December 31, 2012, there was $2 million of total unrecognized compensation cost related to performance share awards that is expected to be recognized during 2013.

Deferred Share Awards The distribution of deferred share awards granted under the LTIP Plans is based solely on a requisite service period (generally 36 months). Career equity awards granted to certain employees of the Company vest upon the retirement of those individuals. The fair value of each deferred award is based on AMR’s stock price on the measurement date.

Activity during 2012 for deferred awards accounted for as equity awards was:

	Shares	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1	7,271,021
Granted	—
Settled	(24,840)
Forfeited or Expired	(481,124)

Outstanding at December 31	6,765,057	0.9	$5,412,045

The weighted-average grant date fair value per share of deferred awards granted during 2011 and 2010 was $6.29 and $7.05, respectively. The total fair value of awards settled during the years ended December 31, 2011 and 2010 was $1 million and $3 million, respectively. As of December 31, 2012, there was $6 million of total unrecognized compensation cost related to deferred awards that is expected to be recognized over a weighted average period of 2.3 years.

Other Awards As of December 31, 2012, certain performance share agreements and deferred share award agreements were accounted for as a liability, or as equity, as appropriate, in the consolidated balance sheet as the plans only permit settlement in cash or the awards required that the employee meet certain performance conditions which were not subject to market measurement. As a result, awards under these agreements are marked to current market value. As of December 31, 2012, the aggregate intrinsic value of these awards was $2 million and the weighted average remaining contractual term of these awards was 1.3 years. The total fair value of awards settled during the years ended December 31, 2012, 2011 and 2010 was $0 million, $2 million, and $2 million respectively. As of December 31, 2012, there was $1 million of total unrecognized compensation cost related to other awards that is expected to be recognized over a weighted average period of 1.3 years.

The Company does not intend to assume any equity-based awards that were outstanding at the commencement date of its Chapter 11 Case.